Annual Total Returns - Channel Short Duration Income Fund - Channel Short Duration Income Fund Shares	Oct. 01, 2020
Entity Listings [Line Items]
2010	6.08%
2011	3.19%
2012	6.80%
2013	(0.94%)
2014	2.76%
2015	0.54%
2016	2.22%
2017	2.06%
2018	(0.04%)
2019	7.24%
Highest Quarterly Return, Label	Best Quarter:
Highest Quarterly Return, Date	Sep. 30, 2010
Highest Quarterly Return	3.25%
Lowest Quarterly Return, Label	Worst Quarter:
Lowest Quarterly Return, Date	Jun. 30, 2013
Lowest Quarterly Return	(2.32%)